Stockholder's Equity - Dividends (Details) - $ / shares																				6 Months Ended	12 Months Ended
	Jun. 29, 2021	May 27, 2021	Apr. 29, 2021	Mar. 30, 2021	Feb. 25, 2021	Jan. 28, 2021	Dec. 30, 2020	Nov. 25, 2020	Oct. 29, 2020	Sep. 29, 2020	Aug. 28, 2020	Jul. 30, 2020	Jun. 30, 2020	May 29, 2020	Apr. 30, 2020	Mar. 30, 2020	Feb. 27, 2020	Jan. 30, 2020	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Dividends declared (in dollars per share)																				$ 0.7114	$ 0.4573
Class S common stock
Class of Stock [Line Items]
Dividends declared (in dollars per share)	$ 0.0355	$ 0.0350	$ 0.0348	$ 0.0346	$ 0.0352	$ 0.0344	$ 0.0342	$ 0.0320	$ 0.0294	$ 0.0295	$ 0.0293	$ 0.0291	$ 0.0293	$ 0.0288	$ 0.0272	$ 0.0267	$ 0.0272	$ 0.0222	$ 0.0189	0.5733	0.3638
Class I common stock
Class of Stock [Line Items]
Dividends declared (in dollars per share)	0.0430	0.0427	0.0422	0.0422	0.0420	0.0420	0.0417	0.0392	0.0369	0.0367	0.0367	0.0365	0.0365	0.0361	0.0344	0.0341	0.0341	0.0294	0.0250	0.7114	0.4573
Class T common stock
Class of Stock [Line Items]
Dividends declared (in dollars per share)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Class D common stock
Class of Stock [Line Items]
Dividends declared (in dollars per share)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	$ 0
Class C common stock
Class of Stock [Line Items]
Dividends declared (in dollars per share)	$ 0.0430	$ 0.0427	$ 0.0422	$ 0.0422	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.1701